SEGMENT AND GEOGRAPHIC INFORMATION - Sales by type of products (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of products and services [line items]
Sales	$ 37,107	$ 43,978
Flat products
Disclosure of products and services [line items]
Sales	20,738	25,208
Long products
Disclosure of products and services [line items]
Sales	7,834	9,682
Tubular products
Disclosure of products and services [line items]
Sales	1,220	1,477
Mining products
Disclosure of products and services [line items]
Sales	564	837
Others
Disclosure of products and services [line items]
Sales	$ 6,751	$ 6,774